Employee Stock Option Plan (Summary of Stock Grants Information) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Option Plan
Number of Stock Grants, Outstanding, beginning of year	312,639
Number of Stock Grants, Granted	793,449	268,882	299,252
Number of Stock Grants, Vested	(122,994)	(15,914)	(5,386)
Number of Stock Grants, Forfeited	(134,002)	(134,437)	(99,758)
Number of Stock Grants, Outstanding, end of year	849,092	312,639	194,108